Employee Benefit Plans	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

9. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH, a wholly-owned subsidiary of the Company and its principal North American subsidiary, contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three- and nine-month periods ended September 30, 2011 and 2010.

	Three months ended September 30,		Nine months ended September 30,

	2011	2010	2011	2010
Components of net periodic benefit cost:
Service cost	$2,685	$1,939	$8,042	$5,904
Interest cost	6,371	5,546	18,546	16,734
Expected return on plan assets	(4,600)	(4,366)	(13,150)	(13,098)
Amortization of unrealized losses	2,129	1,220	5,730	3,631
Net periodic benefit costs	$6,585	$4,339	$19,168	$13,171